Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock CS – Shares CS – Par Amount	Preferred Stock Shares Par Amount	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2020	$ 4,990	$ 1,302	$ 3,764,413	$ (15,221,918)	$ (11,451,213)
Balances (in Shares) at Dec. 31, 2020	4,990,000	1,302,082
Warrants Issued to placement agent for convertible notes			273,670		273,670
Preferred Dividends				(125,000)	(125,000)
Net Loss				(6,254,685)	(6,254,685)
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Conversion of Make Whole Liability to Common Stock	$ 350		699,650		700,000
Conversion of Make Whole Liability to Common Stock (in Shares)	350,000
Preferred Dividends				(31,250)	(31,250)
Net Loss				(1,846,969)	(1,846,969)
Balances at Mar. 31, 2023	$ 5,340	$ 1,302	4,737,733	(23,479,822)	(18,735,447)
Balances (in Shares) at Mar. 31, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Net Loss					(4,352,026)
Balances at Jun. 30, 2023	$ 5,340	$ 1,302	4,737,733	(26,016,129)	(21,271,754)
Balances (in Shares) at Jun. 30, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Make Whole Liability to Common Stock	$ 350		699,650		700,000
Make Whole Liability to Common Stock (in Shares)	350,000
Unwind of Make-whole Stock Liability			757,597		757,597
Preferred Dividends				(125,000)	(125,000)
Net Loss				(7,791,584)	(7,791,584)
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Balances at Mar. 31, 2023	$ 5,340	$ 1,302	4,737,733	(23,479,822)	(18,735,447)
Balances (in Shares) at Mar. 31, 2023	5,340,000	1,302,082
Preferred Dividends				(31,250)	(31,250)
Net Loss				(2,505,057)	(2,505,057)
Balances at Jun. 30, 2023	$ 5,340	$ 1,302	4,737,733	(26,016,129)	(21,271,754)
Balances (in Shares) at Jun. 30, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Conversion of Preferred Stock to Common Stock	$ 651	$ (1,302)	651
Conversion of Preferred Stock to Common Stock (in Shares)	651,041	(1,302,082)
Preferred Dividends				(31,250)	(31,250)
Net Loss				(1,458,992)	(1,458,992)
Balances at Mar. 31, 2024	$ 5,991		5,495,981	(31,008,429)	(25,506,457)
Balances (in Shares) at Mar. 31, 2024	5,991,041
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Net Loss					(3,016,472)
Balances at Jun. 30, 2024	$ 5,991		5,495,981	(32,565,909)	(27,063,937)
Balances (in Shares) at Jun. 30, 2024	5,991,041
Balances at Mar. 31, 2024	$ 5,991		5,495,981	(31,008,429)	(25,506,457)
Balances (in Shares) at Mar. 31, 2024	5,991,041
Net Loss				(1,557,480)	(1,557,480)
Balances at Jun. 30, 2024	$ 5,991		$ 5,495,981	$ (32,565,909)	$ (27,063,937)
Balances (in Shares) at Jun. 30, 2024	5,991,041